Weighted Average Shares Outstanding - Schedule of Basic and Diluted Common Shares Outstanding, Calculated on Weighted Average Basis (Details)	12 Months Ended
	Dec. 31, 2022 option shares	Dec. 31, 2021 option shares
Earnings per share [abstract]
Basic shares outstanding (in shares)	110,936,481	111,242,658
Share options (dilutive effect) (in shares)	133,295	374,007
Diluted shares (in shares)	111,069,776	111,616,665
Number of dilutive options | option	281,061	848,278